united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

	Principal Amount		Coupon Rate (%)(a)	Maturity	Value
		U.S. TREASURY BILLS - 75.9%
	$ 1,000,000	United States Treasury Bill	0.3075	7/21/2016	$ 999,831
	10,000,000	United States Treasury Bill	0.3200	8/18/2016	9,995,729
	5,000,000	United States Treasury Bill	0.3200	9/15/2016	4,996,624
	10,000,000	United States Treasury Bill	0.5300	4/27/2017	9,955,836
		TOTAL U.S. TREASURY BILLS (Cost - $25,948,020)			25,948,020

		TOTAL INVESTMENTS - 75.9% (Cost - $25,948,020)(b)			$ 25,948,020
		OTHER ASSETS AND LIABILITIES - NET - 24.1%			8,255,848
		TOTAL NET ASSETS - 100.0%			$ 34,203,868

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,948,020.

	Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
	4	2-Year US Treasury Note Future September 2016
		(Underlying Face Amount at Value $877,312)			$ (5,422)
	14	90 Day Bank Bill Future September 2016
		(Underlying Face Amount at Value $2,495,388)			(145)
	6	90 Day Bank Bill Future December 2016
		(Underlying Face Amount at Value $1,071,749)			(437)
	5	90 Day Bank Bill Future March 2017
		(Underlying Face Amount at Value $892,759)			(382)
	3	90 Day Bank Bill Future June 2017
		(Underlying Face Amount at Value $535,817)			(36)
	25	90 Day Euro Future March 2017
		(Underlying Face Amount at Value $6,206,563)			(20,913)
	10	90 Day Euro Future June 2017
		(Underlying Face Amount at Value $2,481,750)			(7,625)
	4	90 Day Euro Future September 2017
		(Underlying Face Amount at Value $992,300)			(3,275)
	1	Brent Crude Future September 2016+
		(Underlying Face Amount at Value $49,710)			950
	1	Brent Crude Future October 2016+
		(Underlying Face Amount at Value $50,160)			(490)
	9	British Pound Future September 2016
		(Underlying Face Amount at Value $745,200)			30,968
	7	Canadian Dollar Future September 2016
		(Underlying Face Amount at Value $539,840)			6,520
	7	Euro FX Future September 2016
		(Underlying Face Amount at Value $972,125)			16,294
	2	FTSE/MIB Index Future September 2016
		(Underlying Face Amount at Value $179,639)			4,011
	3	Gas Oil Future August 2016+
		(Underlying Face Amount at Value $133,875)			(4,425)
	1	Gas Oil Future September 2016+
		(Underlying Face Amount at Value $45,025)			(2,075)
	2	Gasoline RBOB Future August 2016+
		(Underlying Face Amount at Value $126,109)			7,804
	1	LME Copper Future September 2016+
		(Underlying Face Amount at Value $121,200)			(6,075)
	8	Mexican Peso Future September 2016
		(Underlying Face Amount at Value $216,680)			(7,120)
	2	Natural Gas Future August 2016+
		(Underlying Face Amount at Value $58,480)			(5,290)
	2	NY Harbor ULSD Heating Oil Future August 2016+
		(Underlying Face Amount at Value $125,051)			(974)
	1	NY Harbor ULSD Heating Oil Future September 2016+
		(Underlying Face Amount at Value $63,349)			(983)
	2	OMXS30 Index Future July 2016
		(Underlying Face Amount at Value $31,069)			(262)
	22	Swiss Franc Future September 2016
		(Underlying Face Amount at Value $2,822,600)			23,594
	5	Wheat Future September 2016+
		(Underlying Face Amount at Value $111,375)			3,788
	9	Wheat (KC HRW) Future September 2016+
		(Underlying Face Amount at Value $190,125)			18,362
	2	WTI Crude Oil Future August 2016+
		(Underlying Face Amount at Value $96,660)			(130)
	1	WTI Crude Oil Future September 2016+
		(Underlying Face Amount at Value $49,010)			1,260
					47,492

		LONG FUTURES CONTRACTS
	1	3 Year AUD Government Bond Future September 2016
		(Underlying Face Amount at Value $231,024)			94
	6	10 Year AUD Government Bond Future September 2016
		(Underlying Face Amount at Value $4,696,804)			3,874
	1	90 Day Euro Euribor Future September 2018
		(Underlying Face Amount at Value $278,388)			458
	16	90 Day Euro Euribor Future December 2018
		(Underlying Face Amount at Value $4,453,520)			5,242
	1	90 Day Euro Future June 2018
		(Underlying Face Amount at Value $247,725)			(12)
	1	90 Day Euro Future September 2018
		(Underlying Face Amount at Value $247,600)			75
	1	90 Day Euro Future December 2018
		(Underlying Face Amount at Value $247,450)			425
	3	90 Day Sterling (Short Sterling) Future March 2017
		(Underlying Face Amount at Value $497,629)			699
	5	90 Day Sterling (Short Sterling) Future June 2017
		(Underlying Face Amount at Value $829,381)			999
	3	90 Day Sterling (Short Sterling) Future September 2017
		(Underlying Face Amount at Value $497,678)			316
	3	90 Day Sterling (Short Sterling) Future December 2017
		(Underlying Face Amount at Value $497,629)			582
	3	90 Day Sterling (Short Sterling) Future March 2018
		(Underlying Face Amount at Value $497,576)			882
	3	90 Day Sterling (Short Sterling) Future June 2018
		(Underlying Face Amount at Value $497,479)			1,115
	3	90 Day Sterling (Short Sterling) Future September 2018
		(Underlying Face Amount at Value $467,378)			1,132
	6	90 Day Sterling (Short Sterling) Future December 2018
		(Underlying Face Amount at Value $994,553)			3,079
	34	Australian Dollar Future September 2016
		(Underlying Face Amount at Value $2,524,160)			16,840
	8	Canadian 10 Year Bond Future September 2016
		(Underlying Face Amount at Value $911,368)			3,740
	7	Coffee Future September 2016+
		(Underlying Face Amount at Value $382,331)			17,944
	19	Corn Future December 2016+
		(Underlying Face Amount at Value $352,688)			(58,925)
	10	DJIA Index E-Mini Future September 2016
		(Underlying Face Amount at Value $890,950)			10,255
	112	Euro BOBL Future September 2016
		(Underlying Face Amount at Value $16,601,648)			102,207
	5	Euro BTP Italian Government Bond Future September 2016
		(Underlying Face Amount at Value $791,130)			6,835
	35	Euro-Bund Future September 2016
		(Underlying Face Amount at Value $6,489,700)			113,269
	4	Euro Buxl Future September 2016
		(Underlying Face Amount at Value $870,560)			37,035
	20	Euro Schatz Future September 2016
		(Underlying Face Amount at Value $2,486,720)			4,516
	1	Gold 100 Oz. Future August 2016+
		(Underlying Face Amount at Value $132,060)			3,720
	2	Hang Seng Index Future July 2016
		(Underlying Face Amount at Value $270,037)			2,701
	5	Japan 10 Year Bond Future September 2016
		(Underlying Face Amount at Value $7,455,000)			37,337
	30	Japanese Yen Future September 2016
		(Underlying Face Amount at Value $3,640,125)			54,812
	3	LME Aluminum Future September 2016+
		(Underlying Face Amount at Value $123,844)			3,264
	2	LME Nickel Future September 2016+
		(Underlying Face Amount at Value $113,304)			3,547
	11	Long Gilt Future September 2016
		(Underlying Face Amount at Value $1,881,792)			39,609
	1	Mini MSCI EAFE Index Mini Future September 2016
		(Underlying Face Amount at Value $80,760)			125
	10	Mini MSCI Emerging Markets Future September 2016
		(Underlying Face Amount at Value $417,350)			9,340
	19	New Zealand Dollar Future September 2016
		(Underlying Face Amount at Value $1,349,190)			4,300
	13	OAT Euro Future September 2016
		(Underlying Face Amount at Value $2,319,161)			47,520
	1	Russell 2000 Index Mini Future September 2016
		(Underlying Face Amount at Value $114,740)			(980)
	5	S&P E-Mini Future September 2016
		(Underlying Face Amount at Value $522,563)			(1,898)
	4	S&P Midcap 400 E-Mini Future September 2016
		(Underlying Face Amount at Value $597,200)			10,275
	2	S&P/TSX 60 IX Future September 2016
		(Underlying Face Amount at Value $251,143)			(3,130)
	6	Silver Future September 2016+
		(Underlying Face Amount at Value $558,690)			26,840
	13	Soybean Future November 2016+
		(Underlying Face Amount at Value $749,613)			19,587
	10	Soybean Meal Future December 2016+
		(Underlying Face Amount at Value $401,000)			1,750
	5	US 5 Year Note (CBT) Future September 2016
		(Underlying Face Amount at Value $610,820)			2,227
	10	US 10 Year Note (CBT) Future September 2016
		(Underlying Face Amount at Value $1,329,840)			15,289
	18	US Long Bond Future September 2016
		(Underlying Face Amount at Value $3,102,192)			87,477
	7	US Ultra Bond Future September 2016
		(Underlying Face Amount at Value $1,304,625)			28,062
	48	World Sugar #11 Future October 2016+
		(Underlying Face Amount at Value $1,092,941)			61,746
					726,196
		NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$ 773,688
+	This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Principal Amount		Coupon Rate (%)	Maturity Date	Value
U.S. TREASURY NOTE - 25.3%
	$ 50,000	United States Treasury Note (Cost - $50,098)	0.875	1/31/2017	$ 50,125

		TOTAL INVESTMENTS - 25.3% (Cost - $50,098)(a)			$ 50,125
		OTHER ASSETS AND LIABILITIES - NET - 74.7%			147,662
		TOTAL NET ASSETS - 100.0%			$ 197,787

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,098 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation		$ 27
			Unrealized depreciation		-
			Net unrealized appreciation		$ 27

		SWAP CONTRACT +			Unrealized Depreciation
		Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the BH-DG Systematic Trading Program of BH-DG Systematic Trading LLP (“BH-DG” ) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Brevan Howard that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At June 30, 2016, the reference index was diversified among the following sectors: agricultural commodities (4%), bonds (53%), FX (13%), energy (11%), metals (14%) and equity indices (5%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on December 31, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides a fixed fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $198,800)			$ (90)
		Total Net Unrealized Depreciation on Swap Contract			$ (90)
+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Principal Amount		Coupon Rate (%)	Maturity Date	Value
		U.S. TREASURY NOTES - 45.2%
	$ 15,000,000	United States Treasury Note	0.375	10/31/2016	$ 15,001,020
	7,000,000	United States Treasury Note	0.625	12/31/2016	7,006,839
	5,000,000	United States Treasury Note	0.750	1/15/2017	5,008,300
		TOTAL U.S. TREASURY NOTES (Cost $26,990,050)			27,016,159
	Shares
		SHORT-TERM INVESTMENTS - 38.1%
		MONEY MARKET FUNDS - 19.0%
	4,797,087	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.17%* +			4,797,087
	2,204,481	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Institutional Share Class, 0.17%* +			2,204,481
	2,344,084	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Institutional Share Class, 0.16% * +			2,344,084
	2,001,578	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% * +			2,001,578
					11,347,230
	Principal Amount		Coupon Rate (%)(a)	Maturity Date
		U.S. TREASURY BILLS - 19.1%
	$ 1,500,000	United States Treasury Bill	0.308	7/21/2016	1,499,745
	10,000,000	United States Treasury Bill	0.635	3/2/2017	9,956,931
					11,456,676

		TOTAL SHORT-TERM INVESTMENTS (Cost $22,803,906)			22,803,906

		TOTAL INVESTMENTS - 83.3% (Cost - $49,793,956) (b)			$ 49,820,065
		OTHER ASSETS AND LIABILITIES - NET - 16.7%			9,986,633
		TOTAL NET ASSETS - 100.0%			$ 59,806,698

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,793,956 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 26,109
				Unrealized depreciation:	-
				Net unrealized appreciation:	$ 26,109

		SWAP CONTRACT +			Unrealized Depreciation
		Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the managed futures program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At June 30, 2016, the reference index was diversified among the following sectors: agricultural commodities (17.40%), energy (1.42%), metals (5.82%), equity indices (20.17%), currencies (37.02%), and interest rates (18.17%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $58,795,000)			$ (713,139)
		Total Net Unrealized Depreciation on Swap Contract			$ (713,139)
*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Shares				Value
SHORT-TERM INVESTMENTS - 48.3%
MONEY MARKET FUNDS - 11.8%
	118,781	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.17%* +			$ 118,781
	122,378	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% * +			122,378
241,159
	Principal Amount		Coupon Rate (%)(a)	Maturity Date
U.S. TREASURY BILLS - 36.5%
	$ 750,000	United States Treasury Bill	0.635	3/2/2017	746,792

		TOTAL SHORT-TERM INVESTMENTS (Cost $987,951)			987,951

		TOTAL INVESTMENTS - 48.3% (Cost - $987,951)(b)			$ 987,951
		OTHER ASSETS AND LIABILITIES - NET - 51.7%			1,058,350
		TOTAL NET ASSETS - 100.0%			$ 2,046,301

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $987,951.

		SWAP CONTRACT +			Unrealized Appreciation
		Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Multi-Product Program of Crabel Capital Management, LLC (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At June 30, 2016, the reference index was diversified among the following sectors: agricultural commodities (6.09%), energy (15.53%), metals (17.60%), equity indices (26.83%), currencies (6.88%), and interest rates (27.07%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $1,897,900)			$ 110,571
		Total Net Unrealized Appreciation on Swap Contract			$ 110,571

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” approved by the Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Funds’ assets and liabilities measured at fair value:

Aspect Core Diversified
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ 25,948,020	$ -	$ -	$ 25,948,020
Futures Contracts	773,688	-	-	773,688
Total	$ 26,721,708	$ -	$ -	$ 26,721,708

BH-DG Strategy
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Note	$ -	$ 50,125	$ -	$ 50,125
Total	$ -	$ 50,125	$ -	$ 50,125
Liabilities
Swap Contract	$ -	$ 90	$ -	$ 90
Total	$ -	$ 90	$ -	$ 90

Chesapeake Strategy
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$ -	$ 27,016,159	$ -	$ 27,016,159
Money Market Funds	11,347,230	-	-	11,347,230
U.S. Treasury Bills	-	11,456,676	-	11,456,676
Total	$ 11,347,230	$ 38,472,835	$ -	$ 49,820,065
Liabilities
Swap Contract	$ -	$ 713,139	$ -	$ 713,139
Total	$ -	$ 713,139	$ -	$ 713,139

Crabel Strategy
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 241,159	$ -	$ -	$ 241,159
U.S. Treasury Bills	-	746,792	-	746,792
Swap Contract	-	110,571	-	110,571
Total	$ 241,159	$ 857,363	$ -	$ 1,098,522

There were no transfers in to or out of any levels during the current period presented. It is the Fund's policy to record transfers between levels at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period

Consolidation of Subsidiaries – Equinox Aspect Core Strategy Fund with Equinox Aspect Core Strategy Fund Limited ("EACDS-CFC"), Equinox BH-DG Strategy Fund with Equinox BH-DG Strategy Fund Limited (“EBHDG-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) and Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) – The Consolidated Financial Statements include the accounts of EACDS-CFC, EBHDG-CFC, ECS-CFC and ECRS-CFC, collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at June 30, 2016	% Of Total Net Assets at June 30, 2016
EACDS-CFC	11/7/2014	$ 535,224	2%
EBHDG-CFC	12/31/2013	$ 41,252	21%
ECS-CFC	4/19/2012	$ 12,923,830	22%
ECRS-CFC	2/27/2013	$ 351,884	17%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

BH-DG-CFC, ECS-CFC, and ECRS-CFC maintain cash and investments in money market funds, approximately 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of June 30, 2016, the notional value of the total return swap with Deutsche Bank was $198,800 , 58,795,000 and 1,897,900 , respectively. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety.

Futures Contracts – The Equinox Aspect Core Diversified Fund is subject to equity price risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended June 30, 2016, the net unrealized appreciation on futures contracts amounted to $773,688.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

Liability Derivatives Investment Fair Value
Aspect Core Diversified Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of June 30, 2016
Futures Contracts	$ 91,195	$ 146,208	$ 30,437	$ 505,848	$ 773,688

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in the Consolidated Portfolios of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s Principal executive and Principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/25/2016

By (Signature and Title)

*/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 8/25/2016